Net Assets - Narrative (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Investment Company [Abstract]
Common stock per value (in dollars per share)	$ 0.01	$ 0.01
Shares offered to repurchase per quarter	5.00%
Deduction in NAV per share	2.00%